INVESTMENTS	12 Months Ended
Dec. 31, 2020
INVESTMENTS
INVESTMENTS

8. INVESTMENTS

The Group’s investments comprise the following:

				Share
				ownership as of
	December 31,	December 31,	December 31,	December 31,
	2019	2020	2020	2020
	RMB	RMB	US$
			( Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—	5.00%
System Link Corporation Limited ("System Link") <1>	—	—	—	—%
Shanghai Big Data Cultures & Media Co., Ltd. (“Big Data”)	—	—	—	44.46%
Maxline Holdings Limited (“Maxline”)	—	—	—	29.00%
Leading Choice Holdings Limited (“Leading Choice”) <4>	—	—	—	—%
Nanyang Herbs Pte. Ltd. ("Nanyang Herbs") <11>	—	—	—	50.00%

Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”) <8>	10,000,000	—	—	1.28%
T3 Entertainment Co., Ltd. (“T3”) <2>	—	—	—	—%
Smartposting Co, Ltd. (“Smartposting”)	—	—	—	14.55%
Beijing Ti Knight Network Technology Co., Ltd. (“Beijing Ti Knight”)	—	—	—	9.90%
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”)	—	—	—	19.20%
Shanghai Ronglei Culture Communication Co., Ltd. (“Shanghai Ronglei”) <3>	—	—	—	—%
Plutux Limited (“Plutux”) <9>	—	—	—	8.00%
Zhenjiang Kexin Power System Design and Research Co., Ltd. (“Zhenjiang Kexin”) <5>	—	—	—	9.90%
Shangdong Shanyeyunye Culture Co., Ltd. (“Shanyeyunye”) <6>	—	—	—	10.00%
Beijing Weiming Naonao Technology Co., Ltd. (“BeijingNaonao”) <7>	—	—	—	9.09%
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent") <10>	—	—	—	0.156%

Total	10,000,000	—	—

<1> System Link

In December 2019, System Link was dissolved by striking off by the Companies Registry of Hong Kong due to failure to submit annual returns required per laws and regulations.

<2> T3

In July 2019, the Group disposed all of its ordinary shares in T3 to third-parties for a total consideration of KRW6,092.8 million, approximately US$5.2 million, and recorded a gain on disposal of RMB10.4 million (US$1.6 million).

<3> Shanghai Ronglei

In December 2017, the Group entered into an investment agreement with a shareholder of Shanghai Ronglei, where the Group agreed to invest a total of RMB5.0 million (US$0.8 million) in Shanghai Ronglei. As of December 31, 2018, the Group has invested RMB4.0 million (US$0.6 million) but due to weaker than expected operating performance, the investment in Shanghai Ronglei was fully impaired and the impairment of RMB4.0 million (US$0.6 million) was recorded for the year ended December 31, 2018. In June 2019, both the Group and shareholder of Shanghai Ronglei has agreed to terminate the investment agreement and the shareholder of Shanghai Ronglei agreed to repurchase the shares issued to the Group at original cost. The Group disposed of its equity interest in Shanghai Ronglei and received RMB3.0 million (US$0.5 million) for the year ended December 31, 2019.

<4> Leading Choice

In September 2018, the Group completed a share exchange transaction with Leading Choice, which is a private company incorporated under the laws of Hong Kong for issuance and sale of 21,000,000 ordinary shares of the Company with a specific lock-up period. In exchange, the Company obtained 20% equity interest in Leading Choice. The fair value of 20% equity interest in Leading Choice was considered to be the nominal value of ordinary shares of the Group in the nonmonetary exchange transaction. The investment was fully impairment in 2018. In 2020, the Group disposed its 20% equity interest in Leading Choice to a third for a consideration of RMB0.2 million (US$0.03 million) and recorded a gain on disposal of RMB0.2 million (US$0.03 million).

<5> Zhenjiang Kexin

In June 2019, the Group completed a share exchange transaction with Comtec Windpark Renewable (Holdings) Co., Ltd. ("Comtec"), which was a private company incorporated under the laws of British Virgin Islands for issuance and sale of 3,444,882 ordinary shares of the Group. In exchange, Comtec transferred 9.9% equity interest in Zhenjiang Kexin, a company incorporated under the laws of PRC. The fair value of 9.9% equity interest in Zhenjiang Kexin was considered to be the value of the assets surrendered to the Group in the nonmonetary exchange transaction. The investment was fully impairment in 2018.

<6> Shanyeyunye

In June 2020, the Group entered into an investment agreement with third parties to establish Shandong Shanyeyunye. The Group invested a total of RMB5.0 million (US$0.8 million) in Shanyeyunye for an equity interest of 10%. Shanyeyunye is to establish a joint venture with Shandong Dazhong Digital Culture Technology Co., Ltd. to develop and operates chess and card leisure games in the Province of Shandong. Due to level of uncertainty involved to the succeed to develop and launch the game in the future, the Group recorded an impairment loss of RMB5.0 million (US$0.8 million) for the year ended December 31, 2020.

<7> BeijingNaonao

In August 2020, the Group entered into an investment agreement with Beijing Weiming Naonao Technology Co., Ltd. (“Beijing Naonao”), which aims to develop and operate games designed for therapy purposes. The Group invested RMB3.0 million (US$0.5 million) in Beijing Naonao for an equity interest of 9.09%. Due to level of uncertainty involved to succeed to develop and launch the game in the future, the Group recorded an impairment loss of RMB3.0 million (US$0.5 million) for the year ended December 31, 2020.

<8> SIVA

In 2020, the Group considered to dispose its investment in SIVA and has performed an impairment assessment to consider the recoverable amount of the investment. The Group recorded an impairment loss of RMB10.0 million (US$1.5 million) for the year ended December 31, 2020.

<9> Plutux

In September 2018, the Group completed a share exchange transaction with Plutux Labs Limited (“Plutux Labs”), which was a private company incorporated under the laws of Cayman Islands for issuance and sale of 21,000,000 ordinary shares of the Company with a specific lock-up period. In exchange, Plutux Labs transferred 8% equity interest in Plutux, a wholly-owned subsidiary of Plutux Labs. The fair value of 8% equity interest in Plutux was considered to be the nominal value of ordinary shares of the Group in the nonmonetary exchange transaction. In 2018, due to weaker than expected operating performance of Plutux, the Group recorded a full impairment loss of RMB1.4 million (US$0.2 million). Cyrus Jun-Ming Wen is a director of Plutux Labs according to the Schedule 13G filed by Plutux Labs on September 13, 2018. According to the Schedule 13D filed by Splendid Days Limited (“Splendid Days”), the Group’s convertible notes investor (see Note 19), on February 21, 2019, Cyrus Jun-Ming Wen is also a director of Truth Beauty Limited (“Truth Beauty”), the shareholder of Splendid Days. Truth Beauty has sold to the Group’s former president 100% of the issued and outstanding share capital of Splendid Days on April 9, 2020.

<10> FF Intelligent (formerly known as Smart King Limited)

In March 2019, the Group entered into a joint venture agreement with Faraday & Future Inc. (“F&F”) in an attempt to enter into electric vehicle business. In April 2019, the Group paid an initial deposit of US$5.0 million to F&F through an interest-free loan from Ark Pacific Associates Limited (“Ark Pacific Associates”), an entity affiliated with the Group’s former president. In November 2020, the Group converted the initial deposit of US$5.0 million into 2,994,011 Class B ordinary shares of FF Intelligent, the holding company of F&F that operates its electric vehicles business, at a pre-agreed conversion price set forth in the joint venture agreement. As a result of this conversion, the capital commitment in the joint venture agreement was deemed released. As the prepaid deposit for joint venture was fully impaired in 2019 as actual progress on the joint venture was below expectations. The initial recognition for the investment in FF Intelligent is recorded at nil.

<11> Nanyang Herbs

In February 2020, the Group entrusted a nominee to hold trust shares of 50% in Nanyang Herbs and the nominee is to exercise rights in accordance with the instruction of the Group. In March 2020, Nanyang Herbs entered into a research collaboration agreement with Nanyang Technological University (“NTU”) to jointly provide technology and financial support to fund the research project to embark on evidence-based study to illustrate the medicinal values and efficacies of certain herbs. The Group has invested an amount of RMB3.3 million (US$0.5 million) to Nanyang Herbs in 2020. As the result of the first phase research project below expectation, the Group recorded an impairment loss of RMB1.2 million (US$0.2 million) for the year ended December 31, 2020.

For the investments in equity, the Group has recorded share of loss of RMB4.3 million, RMB2.8 million and RMB2.2 million (US$0.3 million) for the years ended December 31, 2018, 2019 and 2020, respectively.

In total, the Group recorded impairment charges relating to its investments in equity and other of RMB9.2 million, RMB8.5 million and RMB19.2 million (US$2.9 million) for the years ended December 31, 2018, 2019 and 2020, respectively.